Acquisition (Schedule of Reconciliation of Investment) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Equity loss in BMG		$ (807,455)
Impact of share based payment in BMG		8,962
BMG [Member]
Disclosure of detailed information about business combination [line items]
Begining Balance	$ 5,376,528	6,175,021
Initial investment			3,668,502
Additional investment			2,691,714
Dilution loss in BMG		(238,057)	(67,602)
Equity loss in BMG		(569,398)	(336,467)
Impact of share based payment in BMG		8,962	218,874
Value of investment prior to acquisition		$ 5,376,528	$ 6,175,021